Leases - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Operating Leases
2023		¥ 1,574,692
2024	¥ 2,658,392	1,426,176
2025	1,949,316	1,213,535
2026	1,724,905	1,038,903
2027	1,449,608	837,505
2028	1,173,595	768,279
Thereafter	8,241,769	4,499,959
Total minimum lease payments	17,197,585	11,359,049
Less: Interest	(5,384,372)	(3,815,985)
Present value of lease obligations	11,813,213	7,543,064
Less: Current portion	(1,743,156)	(1,025,968)	$ (245,518)
Long-term portion of lease obligations	10,070,057	6,517,096	$ 1,418,338
Finance Leases
2023		35,151
2024	28,395	17,299
2025	11,342	6,717
2026	10,588	6,277
2027	8,899	4,737
2028	4,880	294
Thereafter	2,319	1,856
Total minimum lease payments	66,423	72,331
Less: Interest	(18,939)	(27,265)
Present value of lease obligations	47,484	45,066
Less: Current portion	(25,311)	(30,609)
Long-term portion of lease obligations	22,173	14,457
Short-term operating leases	¥ 537,432	¥ 304,213